Condensed Balance Sheets (unaudited) (Parenthetical) - $ / shares	Sep. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, per value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock,authorized	20,000,000	20,000,000
Preferred stock, issued	0	0
Preferred stock,outstanding	0	0
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock,authorized	100,000,000	100,000,000
Common Stock,issued	11,800,000	20,000,000
Common Stock,outstanding	11,800,000	20,000,000